UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

June 30, 2013

1.924296.101

SFR-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans - 93.0% (g)
	Principal Amount	Value
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4.25% 4/20/17 (e)	$ 2,370,897	$ 2,373,861
Northwest Airlines Corp.:
Tranche A, term loan 2.03% 12/31/18 (e)	1,659,329	1,543,176
Tranche B, term loan 3.79% 12/22/13 (e)	497,127	487,185
U.S. Airways, Inc. Tranche B 1LN, term loan 4.25% 5/21/19 (e)	6,250,000	6,156,250
United Air Lines, Inc. Tranche B, term loan 4% 3/22/19 (e)	3,720,000	3,706,050
		14,266,522
Automotive - 2.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (e)	1,745,000	1,740,638
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (e)	10,413,447	10,465,514
Federal-Mogul Corp.:
Tranche B, term loan 2.1276% 12/27/14 (e)	8,719,701	8,349,114
Tranche C, term loan 2.1276% 12/27/15 (e)	4,448,988	4,259,906
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (e)	3,890,000	3,914,313
		28,729,485
Broadcasting - 1.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (e)	3,949,935	3,604,316
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	7,149,075	7,158,011
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	437,143	445,886
Univision Communications, Inc. term loan 4.5% 3/1/20 (e)	16,633,806	16,446,675
		27,654,888
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (e)	3,780,000	3,742,200
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	2,004,850	2,009,862
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/16/19 (e)	4,115,000	4,073,850
		9,825,912
Cable TV - 3.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	7,979,798	7,909,975
Floating Rate Loans (g) - continued
	Principal Amount	Value
Cable TV - continued
Charter Communications Operating LLC Tranche F, term loan 3% 1/31/21 (e)	$ 8,000,000	$ 7,920,000
CSC Holdings LLC Tranche B, term loan 2.6954% 4/17/20 (e)	8,000,000	7,880,000
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (e)	3,713,000	3,708,359
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (e)	5,515,529	5,531,248
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,568,500
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	9,276,750	9,276,750
		45,794,832
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,937,625	4,937,625
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,325,000	2,301,750
		7,239,375
Chemicals - 3.0%
Ai Chem & Cy US Acquico, Inc.:
Tranche 2LN, term loan 8.25% 4/3/20 (e)	2,335,000	2,335,000
Tranche B 1LN, term loan 4.5% 10/3/19 (e)	2,490,000	2,474,438
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (e)	4,775,000	4,751,125
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (e)	1,042,676	1,051,800
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (e)	1,128,586	1,120,121
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	5,786,558	5,772,092
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (e)	8,079,985	7,905,780
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	11,665,000	11,723,325
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	7,770,525	7,763,765
		44,897,446
Consumer Products - 1.5%
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	1,277,021	1,280,213
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,930,000	6,722,100
Floating Rate Loans (g) - continued
	Principal Amount	Value
Consumer Products - continued
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	$ 9,286,725	$ 9,170,641
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,159,076	5,126,831
		22,299,785
Containers - 1.8%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (e)	1,415,000	1,415,000
Tranche 2LN, term loan 8.75% 3/28/20 (e)	470,000	470,000
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	3,447,675	3,447,675
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,250,000	2,216,250
Tranche B 1LN, term loan 5.75% 5/31/20 (e)	5,500,000	5,486,250
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	3,910,450	3,910,450
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	7,940,000	7,940,000
Tricorbraun, Inc. Tranche B, term loan 3.9981% 4/30/18 (e)	1,558,225	1,554,329
		26,439,954
Diversified Financial Services - 3.7%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	3,000,000	3,052,500
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	3,500,000	3,504,375
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,680,000	2,666,600
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (e)	4,374,563	4,380,031
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,650,000
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	5,976,921	5,991,863
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	3,960,075	3,976,589
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	9,875,000	9,825,625
Tranche B, term loan 4.75% 10/1/18 (e)	2,468,750	2,468,750
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	13,615,875	13,581,835
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	2,909,953	2,917,228
		54,015,396
Floating Rate Loans (g) - continued
	Principal Amount	Value
Diversified Media - 1.1%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	$ 2,000,000	$ 1,967,500
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	8,977,500	8,831,616
Catalina Marketing Corp. term loan 5.6954% 10/1/17 (e)	970,000	974,850
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (e)	1,855,000	1,841,088
Tranche DD, term loan:
7/1/20	2,164,634	2,137,576
3.75% 7/1/20 (e)	335,366	331,174
		16,083,804
Electric Utilities - 7.2%
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,252,863	4,252,863
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/16/20 (e)	3,144,615	3,124,962
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	3,000,000	3,060,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	7,169,409	7,124,600
Tranche C, term loan 12/21/19	3,195,000	3,167,044
Essential Power LLC Tranche B, term loan 4.4975% 8/8/19 (e)	9,083,194	9,052,947
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	8,210,000	8,045,800
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	9,265,000	9,184,395
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	7,155,000	7,146,056
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7199% 10/10/14 (e)	17,782,000	12,691,903
4.7199% 10/10/17 (e)	45,456,000	31,876,004
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (e)	5,780,950	5,737,593
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,469,662	2,494,358
		106,958,525
Energy - 5.5%
Alon USA Partners LP term loan 9.25% 11/26/18 (e)	3,562,653	3,687,346
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	9,940,000	10,064,250
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	4,377,750	4,383,222
Floating Rate Loans (g) - continued
	Principal Amount	Value
Energy - continued
EP Energy LLC term loan 4.5% 4/30/19 (e)	$ 3,000,000	$ 3,000,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	7,250,000	7,159,375
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	1,664,853	1,602,421
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/2/20 (e)	1,575,000	1,565,156
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (e)	6,320,000	6,335,800
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (e)	7,413,152	7,459,484
Pacific Drilling SA Tranche B, term loan 4.5% 5/20/18 (e)	2,935,000	2,905,650
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,885,000	5,987,988
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	2,950,000	2,975,813
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	3,129,874	3,137,699
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	4,650,000	4,626,750
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	3,715,000	3,691,967
State Class Tankers LLC Tranche B, term loan 6.75% 6/19/20 (e)	5,540,000	5,498,450
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (e)	2,783,025	2,783,025
6.25% 10/25/17 (e)	4,990,563	4,984,324
		81,848,720
Environmental - 1.2%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	5,970,000	5,955,075
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,258,625	3,258,625
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,807,925	8,719,846
		17,933,546
Food & Drug Retail - 3.9%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	2,124,675	2,119,363
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,845,363	3,811,716
Fairway Group Acquisition Co. Tranche B, term loan 5% 8/17/18 (e)	4,552,125	4,546,435
Ferrara Candy Co., Inc. Tranche B, term loan 7.5043% 6/18/18 (e)	4,950,000	4,875,750
Floating Rate Loans (g) - continued
	Principal Amount	Value
Food & Drug Retail - continued
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	$ 3,530,569	$ 3,512,916
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,726,522	1,752,420
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	6,418,973	6,402,926
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,000,000	6,895,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	4,393,988	4,383,003
Tranche 2 LN2, term loan 4.875% 6/13/21 (e)	5,000,000	4,975,000
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,475,000	1,489,750
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (e)	6,134,590	6,027,235
Smart and Final CC Intermediate Holdings, Inc. Tranche 2LN, term loan 10.5% 11/15/20 (e)	1,547,179	1,562,651
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (e)	5,270,000	5,243,650
		57,597,815
Food/Beverage/Tobacco - 3.7%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	5,985,000	6,014,925
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,740,725
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	5,090,000	5,051,825
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	2,962,500
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/13/20 (e)	5,000,000	4,950,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	29,855,000	29,817,681
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	3,466,125	3,453,127
		53,990,783
Gaming - 4.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	3,013,033	3,028,098
CBAC Borrower LLC Tranche B, term loan 8.25% 4/29/20 (e)	6,425,000	6,505,313
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	4,525,000	4,541,969
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,248,741	2,534,018
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	15,240,000	15,887,700
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - continued
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	$ 3,719,189	$ 3,681,997
Tranche B 6LN, term loan 5.4433% 1/28/18 (e)	5,220,662	4,620,286
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	7,532,150	7,466,620
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	13,820,363	13,785,812
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	2,450,000	2,535,750
Twin River Management Group, Inc. Tranche B, term loan 5.25% 11/10/18 (e)	2,355,000	2,366,775
		66,954,338
Healthcare - 7.5%
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (e)	4,645,000	4,633,388
Bausch & Lomb, Inc. Tranche B, term loan 4% 5/18/19 (e)	5,786,660	5,772,193
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/5/19 (e)	6,000,000	5,940,000
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (e)	11,140,962	11,127,036
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (e)	970,125	972,550
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,495,304	3,338,015
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	4,656,348	4,638,887
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (e)	3,346,154	3,446,539
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	3,500,700	3,513,828
HCA, Inc. Tranche B 5LN, term loan 3.0256% 3/31/17 (e)	20,275,000	20,173,625
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	3,940,073	3,841,571
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	1,537,050	1,542,814
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (e)	1,650,750	1,646,623
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (e)	10,800,869	10,368,835
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (e)	6,316,278	6,332,069
Sheridan Healthcare, Inc. Tranche 2LN, term loan 9% 6/29/19 (e)	3,280,000	3,304,600
Floating Rate Loans (g) - continued
	Principal Amount	Value
Healthcare - continued
Skilled Healthcare Group, Inc. term loan 6.7123% 4/9/16 (e)	$ 3,875,000	$ 3,884,687
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (e)	16,675,000	16,616,638
		111,093,898
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (e)	623,407	621,848
Credit-Linked Deposit 4.4537% 10/10/16 (e)	180,842	180,842
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (e)	8,877,750	8,855,556
		9,658,246
Hotels - 0.4%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/24/20 (e)	1,810,000	1,819,050
Tranche B 1LN, term loan 4.25% 6/24/20 (e)	4,120,000	4,140,600
		5,959,650
Insurance - 2.3%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (e)	29,456,975	29,088,763
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	1,974,933	1,967,527
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	3,370,000	3,504,800
		34,561,090
Leisure - 1.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.25% 4/22/16 (e)	9,622,010	9,742,285
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (e)	2,150,000	2,171,500
Tranche B 1LN, term loan 4.4994% 2/1/20 (e)	6,428,888	6,428,888
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	8,325,782	8,367,411
		26,710,084
Metals/Mining - 3.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	4,500,000	4,353,750
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	2,278,550	2,264,309
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	1,370,000	1,380,275
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	10,330,680	10,279,026
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	$ 27,790,000	$ 27,616,313
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (e)	4,000,000	3,975,000
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/22/20 (e)	3,455,000	3,411,813
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	360,349	357,647
		53,638,133
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (e)	3,500,000	3,535,000
Publishing/Printing - 1.7%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (e)	1,132,163	1,132,163
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	6,397,850	6,315,190
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (e)	2,201,327	2,204,079
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	12,339,075	12,123,141
Newsday LLC Tranche A, term loan 3.6954% 10/12/16 (e)	738,462	737,538
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,800,511	1,791,509
		24,303,620
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	3,543,225	3,547,654
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (e)	7,870,000	7,883,143
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	3,757,820	3,764,096
		15,194,893
Services - 2.5%
ARAMARK Corp.:
Credit-Linked Deposit 3.7087% 7/26/16 (e)	130,000	129,350
Tranche B, term loan 3.7756% 7/26/16 (e)	1,972,000	1,962,140
Brickman Group Holdings, Inc.:
Tranche B 2LN, term loan 3.2728% 10/14/16 (e)	1,913,150	1,927,498
Tranche B 3LN, term loan 4% 9/28/18 (e)	2,811,468	2,797,411
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (e)	2,636,750	2,653,230
Floating Rate Loans (g) - continued
	Principal Amount	Value
Services - continued
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	$ 5,750,000	$ 5,721,250
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (e)	1,946,992	1,951,859
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	8,724,010	8,636,770
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,726,811	3,666,437
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,775,000	1,792,750
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,375,000	2,386,875
SymphonyIRI Group, Inc. Trance B, term loan 4.5% 12/1/17 (e)	3,951,487	3,931,730
		37,557,300
Shipping - 1.3%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	10,678,238	10,304,499
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	6,000,000	6,000,000
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,909,685	2,913,468
		19,217,967
Specialty Retailing - 0.1%
Dave & Buster's Holdings, Inc. Tranche B, term loan 4.5% 6/1/16 (e)	1,882,676	1,882,676
Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,935,347	1,935,347
Super Retail - 2.8%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	5,174,918	5,181,386
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (e)	3,527,297	3,514,070
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,600,000	1,624,000
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (e)	2,372,071	2,372,071
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (e)	8,000,000	7,990,000
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	2,965,000	2,953,881
Floating Rate Loans (g) - continued
	Principal Amount	Value
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	$ 4,849,133	$ 4,849,133
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,233,389	12,233,389
		40,717,930
Technology - 13.1%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (e)	1,296,750	1,296,750
Tranche B, term loan 5.25% 12/28/18 (e)	9,471,318	9,454,744
Avaya, Inc.:
Tranche B 3LN, term loan 4.7728% 10/26/17 (e)	18,823,274	16,470,365
Tranche B 5LN, term loan 8% 3/31/18 (e)	9,301,034	8,719,719
Ceridian Corp. Tranche B, term loan 5.9416% 5/10/17 (e)	5,831,863	5,831,863
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,485,000	2,441,513
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	4,199,475	4,209,974
eResearchTechnology, Inc. Tranche B, term loan 6% 5/2/18 (e)	2,467,600	2,467,600
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (e)	3,850,650	3,855,463
First Data Corp.:
term loan:
4.193% 3/24/17 (e)	26,046,855	25,525,918
4.193% 3/24/18 (e)	24,448,000	23,806,240
Tranche B, term loan 4.193% 9/24/18 (e)	3,485,000	3,393,519
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	16,817,850	16,649,672
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,700,000	3,653,750
Global Tel*Link Corp. Tranche B 1LN, term loan 5% 5/23/20 (e)	1,850,000	1,845,375
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,805,000	2,787,469
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,440,929	3,419,424
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	15,120,000	15,498,000
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	10,746,000	10,772,865
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	10,835,915	10,863,005
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	$ 11,745,758	$ 11,904,326
Tranche C, term loan 4.75% 1/11/20 (e)	4,273,525	4,325,619
Serena Software, Inc. term loan 4.1925% 3/10/16 (e)	2,742,000	2,728,290
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,258,650	2,269,943
		194,191,406
Telecommunications - 7.6%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (e)	275,000	277,406
Tranche C, term loan 7.25% 1/30/19 (e)	8,982,325	9,072,148
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,930,275	2,897,309
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (e)	5,318,290	5,278,403
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	9,990,000	9,915,075
Tranche D, term loan 3.8125% 3/31/15 (e)	15,045,159	14,969,933
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,231,913	1,231,913
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,553,488	20,193,801
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,465,000	1,479,650
Tranche B, term loan 5.25% 2/22/19 (e)	4,543,613	4,543,613
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (e)	10,785,913	10,772,970
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	13,100,000	13,100,000
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (e)	4,110,000	4,079,175
Tranche 2LN, term loan 8% 4/11/21 (e)	745,000	745,000
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	12,405,701	12,653,815
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	817,000	839,468
		112,049,679
TOTAL FLOATING RATE LOANS (Cost $1,367,388,763)		1,374,738,045
Nonconvertible Bonds - 3.5%
	Principal Amount	Value
Banks & Thrifts - 0.5%
Ally Financial, Inc. 3.475% 2/11/14 (e)	$ 4,618,000	$ 4,652,635
GMAC LLC 2.4747% 12/1/14 (e)	2,348,000	2,324,520
		6,977,155
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,183,000	1,147,510
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,158,670
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,635,973
8% 1/15/18	610,000	640,500
MU Finance PLC 8.375% 2/1/17 (d)	3,974,001	4,222,376
		7,498,849
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	1,300,000	1,420,250
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23 (d)	1,790,000	1,749,725
Gaming - 0.2%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	2,916,541
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,853,180
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	2,118,000	1,440,240
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,430,000	1,462,175
Technology - 0.9%
Avaya, Inc. 10.5% 3/1/21 (d)	4,282,000	3,168,680
Freescale Semiconductor, Inc.:
4.1483% 12/15/14 (e)	7,492,000	7,435,810
10.125% 3/15/18 (d)	569,000	615,943
Spansion LLC 7.875% 11/15/17	1,561,000	1,576,610
		12,797,043
Telecommunications - 0.7%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	679,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)	$ 4,536,000	$ 4,819,500
14.75% 12/1/16 (d)	1,041,000	1,420,965
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,959,000	4,206,438
		11,126,153
TOTAL NONCONVERTIBLE BONDS (Cost $50,671,876)		51,547,491
Common Stocks - 0.6%
	Shares
Chemicals - 0.4%
LyondellBasell Industries NV Class A	77,200	5,115,272
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	1,967	0
warrants 8/21/22 (a)	1,213	0
		0
Hotels - 0.1%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	71,325	1
warrants 4/27/22 (a)(f)	73,268	1
warrants 4/27/22 (a)(f)	57,868	1
Class A (a)(f)	2,172,163	2,096,137
		2,096,140
Publishing/Printing - 0.1%
Tribune Co. Class A (a)	36,975	2,103,878
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	283,900
TOTAL COMMON STOCKS (Cost $6,188,292)		9,599,190
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (Cost $29,756)	29,756	29,756
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $83,161,391)	83,161,391	$ 83,161,391
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,507,440,078)		1,519,075,873
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(40,402,857)
NET ASSETS - 100%		$ 1,478,673,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,765,992 or 1.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,140 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 783,690

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 154,344
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,200,018	$ 2,103,878	$ -	$ 2,096,140
Materials	5,115,272	5,115,272	-	-
Telecommunica- tion Services	283,900	283,900	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,374,738,045	-	1,316,329,522	58,408,523
Corporate Bonds	51,547,491	-	51,547,491	-
Other	29,756	-	-	29,756
Money Market Funds	83,161,391	83,161,391	-	-
Total Investments in Securities:	$ 1,519,075,873	$ 90,664,441	$ 1,367,877,013	$ 60,534,419
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Floating Rate Loans
Beginning Balance	$ 2,524,531
Total Realized Gain (Loss)	82,560
Total Unrealized Gain (Loss)	115,507
Cost of Purchases	7,077,248
Proceeds of Sales	(4,166,143)
Amortization/Accretion	316,621
Transfers in to Level 3	52,458,199
Transfers out of Level 3	-
Ending Balance	$ 58,408,523
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 115,507
Other Investments in Securities
Beginning Balance	$ 2,096,140
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	29,756
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,125,896
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,491,488,902. Net unrealized appreciation aggregated $27,586,971, of which $32,768,000 related to appreciated investment securities and $5,181,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013